November 19, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Vanguard Whitehall Funds (the “Trust”)
File No. 33-64845
■ Vanguard High Dividend Yield Index Fund

Commissioners:

Enclosed is the 78th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to (1) add Admiral Shares of Vanguard High Dividend Yield Index Fund, a series of the
Trust, and (2) effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we request that the amendment become effective after 60 days. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669-7310 with any questions or comments concerning the enclosed
Amendment.

Sincerely,

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Lisa N. Larkin
U.S. Securities & Exchange Commission